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                              UNITED STATES                    OMB APPROVAL
                    SECURITIES AND EXCHANGE COMMISSION  ------------------------
                          Washington, D.C. 20549        OMB Number: 3235-0456
                                                        Expires:August 31, 2000
                                                        Estimated average burden
                                                        hours per response.....1
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

                 Read instructions at end of Form before preparing Form.

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    1.   Name and address of issuer:
         PaineWebber Cashfund, Inc.
         51 West 52nd Street
         New York, NY 10019-6114

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    2.   The name of each series or class of  securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                           |X|

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    3.    Investment Company Act File Number:

            811-2802

         Securities Act File Number:

            2-60655


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    4(a).   Last day of fiscal year for which this Form is filed:
            March 31, 2000

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    4(b).   |_|   Check box if this Form is being filed late (i.e., more than
                  90 calendar days after the end of
            the issuer's fiscal year).  (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


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    4(c).   |_|   Check box if this is the last time the issuer will be filing this Form.



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





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      5.   Calculation of registration
     fee:

         (i)     Aggregate sale price of                     $    24,107,040,095
                 securities sold during the                  -------------------
                 fiscal year pursuant to
                 section 24(f):

         (ii)    Aggregate price of              $ 24,164,268,560
                 securities redeemed or            --------------
                 securities redeemed or
                 repurchased during the
                 fiscal year

         (iii)   Aggregate price of
                 securities redeemed or
                 repurchased during any
                 PRIOR fiscal year ending no
                 earlier than October 1,        $               0
                 1995 that were not previously    ---------------
                 used to reduce registration
                 fees payable to the Commission:

         (iv)    Total available redemption
                 credits [add Items 5(ii) and                $    24,164,268,560
                 5(iii)]:                                    -------------------

         (v)     Net sales - if item 5(i) is
                 greater than Item 5(iv)                     $                 0
                 [subtract item 5(iv) from                    ------------------
                 Item 5(i)]:

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         (vi)    Redemption credits available  $(  57,228,465)
                 for  use  in  future years      ------------
                 if Item 5(i) is less than
                 Item 5(iv) [subtract  Item
                 5(iv) from Item 5(i)]:
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         (vii)   Multiplier for determining
                 registration fee (See                      x$          0.000264
                 Instruction C.9):                            ------------------

         (viii)  Registration fee due
                 [multiply Item 5(v) by Item
                 5(vii)] (enter "0" if no                   =$                 0
                 fee is due):                                 ------------------

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      6.   Prepaid Shares

            If the response to Item 5(i) was  determined  by deducting an amount of securities that were registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect  before  October 11, 1997,  then report the amount of  securities  (number of shares or other  units)
            deducted here: 0. If there is a number of shares or other units that were registered  pursuant to rule 24e-2 remaining  unsold at the end of the fiscal  year for which this form is filed that are  available for use by the issuer in future fiscal years, then state that number here: 0.
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     7.    Interest  due - if this Form is being  filed  more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                            + $                0
                                                               -----------------

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      8.   Total of the amount of the registration fee due plus any interest due
           [line 5(viii) plus line 7]:

                                                            =$                 0
                                                              ==================

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


     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



                 Method of Delivery:

                             |_|   Wire Transfer

                             |_|   Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Barney A. Taglialatela
                              ------------------------------------------

                              Barney A. Taglialatela
                              ------------------------------------------

                              Vice President and Assistant Treasurer
                              ------------------------------------------

Date: June 22, 2000
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        *Please  print  the name and  title of the  signing  officer  below  the signature.


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